SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	May 04, 2023	Apr. 17, 2023	Apr. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 17, 2024	Dec. 31, 2023	Mar. 31, 2023	Aug. 11, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Number of stock issued			27,000,000.0	27,000,000.0	38,300,000
Accrued unpaid interest					$ 8,922			$ 54,384
Convertible notes payable
Membership interest in 1044Pro							8.00%	8.00%
Convertible notes payable origination fee									$ 600,000
Accrued Liabilities, Current							$ 1,113,570	$ 533,583
Related Party [Member]
Subsequent Event [Line Items]
Other liabilities							$ 0	$ 167,578
DSSI [Member] | Second DSSI Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of stock issued	280,528,500	28,877,005
Share price		$ 0.0187
Accrued unpaid interest		$ 540,000
Alset Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes payable						$ 250,000
Membership interest in 1044Pro						10.00%
Convertible notes payable origination fee						$ 20,000